May 19, 2017
Principal Exchange-Traded Funds | Principal Active Global Dividend Income ETF
Principal Exchange-Traded Funds

Supplement dated May 19, 2017
to the Statutory Prospectus dated May 8, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PRINCIPAL ACTIVE GLOBAL DIVIDEND INCOME ETF
Delete the last sentence of the first paragraph under Principal Investment Strategies, and replace with the following:
The advisor uses quantitative screens followed by qualitative research on an industry and company level to identify companies it believes have the commitment and capacity to pay dividends and whose potential for growth of capital is expected to be above average.